Commitments & Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	5 Months Ended
	May 01, 2020	Sep. 30, 2020
Underwriting discount per unit	$ 0.20	$ 0.20
Payments for underwriting discount	$ 4,000,000	$ 4,600,000
Deferred underwriting commission per unit	$ 0.35	$ 0.35
Deferred underwriting commissions payable	$ 7,000,000
Deferred underwriting commissions		$ 8,050,000
Aggregate if the underwriters' over-allotment option is exercised in full
Payments for underwriting discount	4,600,000
Deferred underwriting commissions	$ 8,050,000